Transactions with Related Parties (Table)	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties
Schedule of Aggregate loan transactions
	2025	2024

Balance, beginning of year	$28,187,750	$17,249,528
New loans to existing Principal Officers/Directors	982,605	13,016,113
Retirement of Director	(3,099,646)	(12)
Repayment*	(6,680,257)	(2,077,879)
Balance, end of year	$19,390,452	$28,187,750